Financial Instruments (Details) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 CAD	Dec. 31, 2012 CAD	Dec. 31, 2013 USD ($)	Dec. 31, 2013 Carrying amount [Member] CAD	Dec. 31, 2012 Carrying amount [Member] CAD	Dec. 31, 2013 Fair value [Member] CAD	Dec. 31, 2012 Fair value [Member] CAD
Risk Management [Abstract]
Unamortized gain included in accumulated other comprehensive loss	8	8
Unamortized gain included in accumulated other comprehensive loss, after-tax	6	6
Financial assets [Abstract]
Investments				57	30	164	125
Financial liabilities [Abstract]
Total debt				7,840	6,900	8,683	8,379
Revolving credit facility, borrowing capacity	800
Gain related to the fair value of foreign exchange forward contracts	6
Value Of Foreign Exchange Forward Contracts			$ 325